Commitments and Contingencies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating office lease rent	$ 6,800	$ 6,800	$ 39,754	$ 27,050
Lease expense	2,000			2,000
Base salary of executives				$ 100,000